CONVERTIBLE REDEEMABLE PREFERRED SHARES - Key Terms (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Value of the Company	$ 4,000,000			$ 8,500,000
Gross proceeds	200,000			$ 425,000
Modification of Preferred Shares	$ 261,500	$ 828	$ 261,472
Noncumulative dividend percentage			8.00%
Liquidation rights percentage			150.00%
Issuance Costs			$ 9,442
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption percentage	100.00%
Redemption interest percentage	5.00%
Issuance Costs			200
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs			400
Series B+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs			400
Series B2 Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs			200
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Issuance Costs			2,000
Series C+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Modification of Preferred Shares			119,430
Issuance Costs			100
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Modification of Preferred Shares			142,042
Issuance Costs			$ 500
Series C+ and Series D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Initial conversion price	$ 10.7134
Series B, B+, B2, C, C+, D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption percentage	100.00%
Redemption interest percentage	8.00%